Exhibit 99.1

Drive Auto Receivables Trust 2024-1

Class A-1 5.584% Asset Backed Notes

Class A-2 5.83% Asset Backed Notes

Class A-3 5.35% Asset Backed Notes

Class B 5.31% Asset Backed Notes

Class C 5.43% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Drive Auto Receivables Trust 2024-1, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, N.A. as Indenture Trustee, dated as of February 21, 2024. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	10/01/2024
Collection Period Ending:	10/31/2024
Previous Payment Date/Close Date:	10/15/2024
Payment Date	11/15/2024
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	9

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	68,196	01/31/2024	02/21/2024	1,642,638,445.90

Total	68,196			1,642,638,445.90

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	1,303,529,334.66

Monthly principal amounts
{2} Payments Received										{2}	33,321,681.82
{3} Repurchased Receivables										{3}	—
{4} Defaulted Receivables										{4}	17,804,783.98
{5} Cram Down Losses and Other Principal Adjustments										{5}	(51,962.40)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	51,074,503.40

{8} End of period aggregate Principal Balance											{8}	1,252,454,831.26

{9} Pool Factor ({8}/ Original Pool Balance)											{9}	0.762465

II. NOTE BALANCE CALCULATION

							Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{10} Original Note Balance						{10}	164,000,000.00	394,440,000.00	175,000,000.00	165,090,000.00	200,400,000.00	1,098,930,000.00

{11} Beginning of period Note Balance						{11}	—	153,502,315.82	175,000,000.00	165,090,000.00	200,400,000.00	693,992,315.82
{12} First Allocation of Principal						{12}	—	—	—	—	—	—
{13} Second Allocation of Principal						{13}	—	—	—	—	—	—
{14} Third Allocation of Principal						{14}	—	—	—	—	—	—
{15} Fourth Allocation of Principal						{15}	—	—	—	—	—	—
{16} Fifth Allocation of Principal						{16}	—	—	—	—	—	—
{17} Regular Allocation of Principal						{17}	—	29,444,451.21	—	—	—	29,444,451.21
{18} Optional Purchase payment amount						{18}	—	—	—	—	—	—
{19} End of period Note Balance						{19}	—	124,057,864.61	175,000,000.00	165,090,000.00	200,400,000.00	664,547,864.61
{20} Note Pool Factors						{20}	—	0.314516	1.000000	1.000000	1.000000	0.604723
{21} Principal payment per $1,000						{21}	—	74.65	—	—	—	26.79

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	33,321,681.82
{23} Net Liquidation Proceeds										{23}	6,104,848.16
{24} Principal on Repurchased Receivables										{24}	22,432.24
{25} Interest on Repurchased Receivables										{25}	1,388.24
{26} Interest collected on Receivables										{26}	20,309,842.90
{27} Other amounts received										{27}	49,869.04
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31}	59,810,062.40

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	4,345,097.78	—	—	4,345,097.78						{35}	4,345,097.78

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	—	5.58400%	31	ACT / 360		—			{36}	—
{37}	Class A-2	153,502,315.82	5.83%	30	30 / 360		745,765.42			{37}	745,765.42
{38}	Class A-3	175,000,000.00	5.35%	30	30 / 360		780,208.33			{38}	780,208.33

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—						{39}	—
{40}	Class A-2	—	—	—						{40}	—
{41}	Class A-3	—	—	—						{41}	—

{42} First Allocation of Principal										{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{43}	Class B	165,090,000.00	5.31%	30	30 / 360		730,523.25			{43}	730,523.25

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—						{44}	—

{45} Second Allocation of Principal										{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{46}	Class C	200,400,000.00	5.43%	30	30 / 360		906,810.00			{46}	906,810.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—						{47}	—

{48} Third Allocation of Principal										{48}	—

{49} Reserve Account deposit										{49}	—
{50} Regular Allocation of Principal										{50}	29,444,451.21
{51} Optional Purchase Amount										{51}	—
{52} Distribution to residual interest holder										{52}	22,857,206.41

{53} Total Distribution Amount											{53}	59,810,062.40

IV. RECONCILIATION OF RESERVE ACCOUNT

{54} Beginning of period Reserve Account balance								{54}	16,426,384.46
{55} Deposit to Reserve Account								{55}	—
{56} Release from Reserve Account								{56}	—

{57} End of period Reserve Account balance											{57}	16,426,384.46

{58} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)											{58}	16,426,384.46
{59} Change in Reserve Account balance from prior period											{59}	—

V. OVERCOLLATERALIZATION

{60} Targeted Overcollateralization											{60}	587,906,966.65

{i} 42.35% of the Pool Balance of the last day of the related Collection Period AND:		{i}	530,414,621.04
{ii} 3.50% of the Pool Balance as of the Cut-off Date		{ii}	57,492,345.61

{61} End of period Principal Balance of the Receivables		{61}	1,252,454,831.26
{62} End of period Note Balance		{62}	664,547,864.61
{63} Overcollateralization amount at the end of the Collection Period			{63}	587,906,966.65
{64} Overcollateralization % at the end of the Collection Period			{64}	46.94%

VI. STATISTICAL DATA

		Original	Previous	Current
{65} Principal Balance of the Receivables	{65}	1,642,638,445.90	1,303,529,334.66	1,252,454,831.26
{66} Weighted average coupon of the Receivables	{66}	19.84%	19.69%	19.67%
{67} Weighted average original term of the Receivables	{67}	71.66	71.74	71.74
{68} Weighted average remaining term of the Receivables	{68}	65.12	58.97	58.18
{69} Number of Receivables	{69}	68,196	58,203	56,461

VII. DELINQUENCY

		Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days	{70}	5,923	137,175,578.21	10.95%
{71} 61-90 days	{71}	2,541	59,016,185.81	4.71%
{72} 91-120 days	{72}	1,008	23,462,527.20	1.87%
{73} 121 + days delinquent	{73}	—	—	0.00%
{74} Total	{74}	9,472	219,654,291.22	17.54%

{75} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)			{75}	87,674,296.71
{76} Delinquency Percentage as of the End of the Collection Period			{76}	7.00%
{77} Delinquency Trigger			{77}	35.00%
{78} Delinquency Trigger Occurred			{78}	No

VIII. REPOSSESSION INVENTORY

			Units	Dollars
{79} Beginning of period Repossessed Inventory		{79}	643	16,307,336.78
{80} Vehicles Repossessed in current period		{80}	536	13,069,096.72
{81} Repossessed vehicles sold in current period		{81}	411	10,250,800.13
{82} Repossessed vehicles reinstated in current period		{82}	94	2,168,395.43
{83} Repossessed vehicle adjustment in current period		{83}	—	(534.86)
{84} End of period Repossessed Inventory		{84}	674	16,956,703.08

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars
{85} Receivables becoming Defaulted Receivables during period		{85}	783	17,804,783.98
{86} Cram Down Losses occurring during period		{86}	37	(51,962.40)
{87} Liquidation Proceeds collected during period		{87}	1,567	6,104,848.16
{88} Net losses during period		{88}		11,647,973.42
(a) Unit count represents # of instances in period per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{89} Current Period Net Loss Ratio	{89}	11,647,973.42	1,277,992,082.96	0.91%
{90} Prior Period Net Loss Ratio	{90}	12,607,720.62	1,328,135,905.93	0.95%
{91} Second Prior Period Net Loss Ratio	{91}	13,630,767.11	1,378,381,620.65	0.99%
{92} Third Prior Period Net Loss Ratio	{92}	9,821,904.89	1,429,903,694.86	0.69%
{93} Rolling 3 prior month average Net Loss Ratio	{93}			0.88%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{94} Cumulative Net losses since Cut-off Date (beginning of period)			{94}	49,011,514.41
{95} Net losses during period			{95}	11,647,973.42
{96} Other Adjustments			{96}	(22,432.24)
{97} Cumulative Net losses since Cut-off Date (end of period)			{97}	60,637,055.59

{98} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{98}	3.69%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR.

The arrangements described above in relation to Regulation RR have not been structured with the objective of enabling or facilitating compliance by any person with any requirement of Regulation (EU) 2017/2402 of December 12, 2017, as amended or of Regulation (EU) 2017/2402, as it forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended).

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Drive Auto Receivables Trust 2024-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 26, 2024 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Senior Vice President, Treasury
Date:	November 13, 2024

Drive Auto Receivables Trust (DRIVE)

Customer Extensions

Collection Period Ending: October 31, 2024

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
DRIVE 2021-1	262,334,717.48	25,174	7,226,144.40	542	2.75%
DRIVE 2021-2	378,519,538.26	29,038	12,388,259.75	755	3.27%
DRIVE 2021-3	331,669,395.70	23,083	12,372,016.17	702	3.73%
DRIVE 2024-1	1,252,454,831.26	58,203	49,024,166.44	1,871	3.91%
DRIVE 2024-2	2,119,619,573.77	85,448	27,971,386.61	1,108	1.32%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance